Summary of Notes and Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts and Other Receivables [Line Items]
Notes receivable	$ 192	$ 251
Trade accounts receivable	31,256	33,296
Trade Accounts And Notes Receivable Gross Current	31,448	33,547
Allowance for doubtful accounts	(1,167)	(1,275)	(1,634)	(2,648)
Allowance for sales returns and discounts	(1,427)	(1,059)	(1,919)	(2,709)
Notes and accounts receivable, net	$ 28,854	$ 31,213